STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2020 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 102.3%
Asset-Backed Certificates - .8%
Tricon American Homes, Ser. 2020-SFR1, Cl. B	2.05	7/17/2038	2,300,000	[a]	2,344,973
Collateralized Municipal-Backed Securities - 5.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. KGX1, Cl. AFX	3.00	10/25/2027	11,000,000	[b]	12,349,548
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1	2.98	10/25/2047	3,056,709	[b]	3,166,731
				15,516,279
Commercial Mortgage Pass-Through Ctfs. - 10.3%
BFLD Trust, Ser. 2019-DPLO, Cl. A, 1 Month LIBOR +1.09%	1.26	10/15/2034	1,800,000	[a,c]	1,742,460
COMM Mortgage Trust, Ser. 2018-HOME, Cl. A	3.82	4/10/2033	7,000,000	[a]	7,865,724
GS Mortgage Securities Trust, Ser. 2018-HULA, Cl. A, 1 Month LIBOR +.92%	1.09	7/15/2025	2,920,429	[a,c]	2,792,993
Intown Hotel Portfolio Trust, Ser. 2018-STAY, Cl. A, 1 Month LIBOR +.70%	0.87	1/15/2033	3,000,000	[a,c]	2,930,181
Morgan Stanley Capital I Trust, Ser. 2019-AGLN, Cl. A, 1 Month LIBOR +.95%	1.12	3/15/2034	1,300,000	[a,c]	1,256,397
Progress Residential Trust, Ser. 2019-SFR2, Cl. A	3.15	5/17/2036	3,993,003	[a]	4,147,078
Starwood Waypoint Homes Trust, Ser. 2017-1, Cl. A, 1 Month LIBOR +.95%	1.12	1/17/2035	6,390,790	[a,c]	6,372,284
Tricon American Homes Trust, Ser. 2017-SFR1, Cl. A	2.72	9/17/2034	3,954,997	[a]	4,032,726
				31,139,843
U.S. Government Agencies Mortgage-Backed - 86.1%
Government National Mortgage Association, Ser. 2010-101, Cl. SH, 1 Month LIBOR +6.65%	6.47	8/16/2040	3,673,003	[c]	831,938
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040	7,488,554		8,659,089
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038	2,137,735		2,398,921

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Bonds and Notes - 102.3% (continued)
U.S. Government Agencies Mortgage-Backed - 86.1% (continued)
Government National Mortgage Association, Ser. 2015-176, CI. QZ	3.50	11/20/2045	3,089,937		3,272,164
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047	6,328,975		7,209,816
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048	1,375,961		1,461,311
Government National Mortgage Association, Ser. 2018-131, Cl. ML	3.50	9/20/2048	6,137,973		6,739,054
Government National Mortgage Association, Ser. 2018-146, CI. BL	4.00	10/20/2048	1,500,000		1,623,095
Government National Mortgage Association, Ser. 2019-3, CI. JZ	4.00	1/20/2049	843,014		933,619
Government National Mortgage Association, Ser. 2019-57, Cl. NS, 1 Month LIBOR +3.28%	3.09	5/20/2049	11,712,018	[c]	719,775
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048	1,803,359		1,882,201
Government National Mortgage Association, Ser. 2020-4, CI. BS, 1 Month LIBOR +5.00%	4.81	1/20/2050	11,543,684	[c]	1,079,699
Federal Home Loan Mortgage Corp.:
3.00%, 8/1/2049			4,228,515	[b]	4,555,492
4.00%, 5/1/2049			4,280,663	[b]	4,551,488
Federal National Mortgage Association:
3.50%, 5/1/2045-3/1/2050			34,348,973	[b]	37,461,396
4.50%, 1/1/2049			5,052,308	[b]	5,657,477
Government National Mortgage Association I:
3.00%, 2/15/2050			23,001,461		24,264,620
3.50%, 9/15/2041-2/15/2048			7,999,793		8,686,068
4.00%, 10/15/2039-8/15/2045			12,114,896		13,188,928
4.50%, 4/15/2039-12/15/2047			17,413,804		19,440,239
Government National Mortgage Association II:
2.00%, 5/20/2047-9/20/2047, 1 Year U.S. Treasury Curve Rate T-Note Constant +1.50%			12,031,535	[c]	12,339,185
2.50%			5,000,000	[d]	5,281,250
2.50%, 9/20/2046-11/20/2046, 1 Year U.S. Treasury Curve Rate T-Note Constant +1.50%			6,850,350	[c]	7,053,503
3.00%, 8/20/2046			3,683,855		3,969,158
3.50%			8,500,000	[d]	8,942,598
3.50%, 9/20/2042-3/20/2050			46,201,765		50,033,638
4.00%, 10/20/2047			2,553,783		2,734,138
4.50%, 12/20/2039-1/20/2050			7,768,396		8,335,343

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Bonds and Notes - 102.3% (continued)
U.S. Government Agencies Mortgage-Backed - 86.1% (continued)
5.00%, 11/20/2048-5/20/2050			5,226,619	5,653,737
				258,958,940
Total Bonds and Notes (cost $298,996,921)			307,960,035
Description	1-Day Yield (%)		Shares	Value ($)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $4,740,368)	0.26		4,740,368	[e] 4,740,368
Total Investments (cost $303,737,289)			103.9%	312,700,403
Liabilities, Less Cash and Receivables			(3.9%)	(11,849,279)
Net Assets			100.0%	300,851,124

LIBOR—London Interbank Offered Rate

a Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, these securities were valued at $33,484,816 or 11.13% of net assets.

b The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

c Variable rate security—rate shown is the interest rate in effect at period end.

d Purchased on a forward commitment basis.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2020 (Unaudited)

The following is a summary of the inputs used as of July 31, 2020 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed	-	2,344,973	-	2,344,973
Collateralized Municipal-Backed Securities	-	15,516,279	-	15,516,279
Commercial Mortgage-Backed	-	31,139,843	-	31,139,843
Investment Companies	4,740,368	-	-	4,740,368
U.S. Government Agencies Mortgage-Backed	-	258,958,940	-	258,958,940
Liabilities ($)
Other Financial Instruments:
Futures ††	(282,566)	-	-	(282,566)
Swaps ††	-	(1,451,869)	-	(1,451,869)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized (depreciation) at period end.

STATEMENT OF FUTURES
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2020 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury 10 Year Notes	130	9/21/2020	18,002,773	18,210,157	(207,384)
U.S. Treasury 5 Year Notes	120	9/30/2020	15,059,818	15,135,000	(75,182)
Gross Unrealized Depreciation				(282,566)

See notes to financial statements.

STATEMENT OF SWAP AGREEMENTS
BNY Mellon U.S. Mortgage Fund, Inc.

July 31, 2020 (Unaudited)

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Unrealized (Depreciation) ($)
USD - 3 Month LIBOR	USD Fixed at 0.772	4/7/40	3,800,000	(27,098)
USD - 3 Month LIBOR	USD Fixed at 1.5135	8/27/29	10,000,000	(983,074)
USD - 3 Month LIBOR	USD Fixed at 0.548	6/12/27	6,000,000	(73,204)
USD - 3 Month LIBOR	USD Fixed at 0.7495	3/27/30	15,000,000	(368,493)
Gross Unrealized Depreciation				(1,451,869)

USD—United States Dollar

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), financial futures and forward foreign currency exchange contracts ("forward contracts") are valued each business day by one or more independent pricing

NOTES

services (each, a “Service”) approved by the fund's Board Members (the "Board"). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at July 31, 2020 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

NOTES

Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within realized gain (loss) on swap agreements in the Statement of Operations. Interest rate swap agreements are subject to general market risk, liquidity risk, counterparty risk and interest rate risk.

For OTC swaps, the fund’s maximum risk of loss from counterparty risk is the discounted value of the cash flows to be received from the counterparty over the agreement’s remaining life, to the extent that the amount is positive. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the

NOTES

posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Interest rate swaps open at July 31, 2020 are set forth in the Statement of Swap Agreements.

At July 31, 2020, accumulated net unrealized appreciation on investments was $8,963,114, consisting of $9,375,880 gross unrealized appreciation and $412,766 gross unrealized deprecia

At July 31, 2020, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.